Stock Options - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2017
Options
Outstanding at beginning of the year (in shares)		2,071,616	1,497,511	1,541,163	1,534,672
Granted (in shares)		385,056	721,763	120,277	49,235
Exercised (in shares)		(227,114)	(127,122)	(109,079)	(21,545)
Forfeited (in shares)		(31,428)	(20,536)	(54,850)	(21,199)
Outstanding at ending of the year (in shares)	2,071,616	2,198,130	2,071,616	1,497,511	1,541,163
Exercisable (in shares)	1,236,255	1,307,821	1,236,255
Weighted Average Exercise Price
Outstanding, beginning of the period (in dollars per share)		$ 1.47	$ 1.76	$ 1.77	$ 1.77
Granted (in dollars per share)		15.04	0.94	1.65	2.07
Exercised (in dollars per share)		1.90	1.85	1.74	1.96
Forfeited (in dollars per share)		1.05	1.88	1.87	1.15
Outstanding, end of the period (in dollars per share)	$ 1.47	3.80	1.47	$ 1.76	$ 1.77
Exercisable (in dollars per share)	$ 1.75	$ 1.58	$ 1.75
Weighted average remaining contractual term
Outstanding	5 years 10 months 24 days	6 years 10 months	5 years 10 months 24 days	5 years 9 months 18 days	6 years 7 months 6 days
Exercisable		5 years 4 months 22 days
Aggregate intrinsic value
Outstanding						$ 84,136
Exercisable		$ 52,975